Cash Flow and Cash Equivalent Information (Details 2) $ in Millions	Jun. 30, 2020 ARS ($)
Investment properties	$ 2,544
Income tax and minimum presumed income tax credits	3
Trade and other receivables	96
Deferred income tax liabilities	(540)
Trade and other payables	(116)
Income tax and minimum presumed income tax liabilities	(3)
Decrease due to loss of control	$ 1,984